Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Beginning balance	$ 114,162	$ 97,453
Acquisitions		16,914
Measurement period adjustment	1,773
Foreign currency remeasurement	143	(205)
Goodwill, Ending balance	$ 116,078	$ 114,162